UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
October 31, 2009

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 116.2% (85.3% of Total Investments) (4)

	Aerospace & Defense – 0.9% (0.7% of Total Investments)

$168	Hawker Beechcraft, LC Facility, WI/DD	TBD	TBD	B-	$133,240
2,832	Hawker Beechcraft, Term Loan, WI/DD	TBD	TBD	B-	2,251,760
2,300	Transdigm, Inc., Term Loan B	2.289%	6/23/13	Ba2	2,211,698

5,300	Total Aerospace & Defense				4,596,698

	Airlines – 2.2% (1.6% of Total Investments)

2,504	ACTS Aero Technical Support & Services, Inc., Term Loan, (6)	6.534%	10/16/14	N/R	707,280
1,960	Delta Air Lines, Inc., Credit Linked Deposit	2.284%	4/30/12	Ba2	1,775,025
4,332	Delta Air Lines, Inc., Term Loan, DD1	3.534%	4/30/14	B	3,651,465
6,066	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	B+	4,781,175

14,862	Total Airlines				10,914,945

	Auto Components – 2.0% (1.5% of Total Investments)

7,499	Federal-Mogul Corporation, Tranche B, Term Loan	2.188%	12/29/14	Ba3	5,778,551
4,266	Federal-Mogul Corporation, Tranche C, Term Loan	2.188%	12/28/15	Ba3	3,287,719
1,000	Goodyear Tire & Rubber Company, Term Loan	2.340%	4/30/14	Ba1	916,786

12,765	Total Auto Components				9,983,056

	Automobiles – 1.5% (1.1% of Total Investments)

8,467	Ford Motor Company, Term Loan, DD1	3.288%	12/15/13	B1	7,567,808

	Building Products – 3.0% (2.2% of Total Investments)

1,628	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	Caa3	813,926
5,000	Building Materials Corporation of America, Term Loan, Second Lien	6.063%	9/15/14	Caa2	4,400,000
7,766	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	B+	7,189,587
3,921	TFS Acquisition, Term Loan	14.000%	8/11/13	CCC+	2,617,164

18,315	Total Building Products				15,020,677

	Chemicals – 4.5% (3.4% of Total Investments)

1,400	Celanese US Holdings LLC, Credit Linked Deposit	0.246%	4/02/14	BB+	1,315,563
549	Hercules Offshore, Inc., Term Loan	8.500%	7/11/13	B	530,159
5,994	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	B1	4,765,194
1,302	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	B1	1,035,136
3,616	Huntsman International LLC, Term Loan	1.994%	4/19/14	Ba2	3,311,359
3,728	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	B-	3,198,679
3,728	Ineos US Finance LLC, Tranche C2	8.001%	12/16/14	B-	3,198,679
24	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.744%	12/20/13	N/R	14,061
56	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.744%	12/20/13	N/R	32,246
70	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.994%	12/22/14	N/R	40,369
70	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.994%	12/20/14	N/R	40,369
70	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.994%	12/22/14	N/R	40,369
91	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.744%	12/20/13	N/R	52,730
538	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (5)	5.798%	2/03/10	N/R	511,742
173	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.744%	12/20/13	N/R	100,466
302	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	7.000%	12/22/14	N/R	174,417
302	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	7.000%	12/22/14	N/R	174,417
302	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	7.000%	12/22/14	N/R	174,417
733	Solutia, Inc., Term Loan	7.250%	2/28/14	Ba3	745,188
3,786	Univar, Inc., Term Loan	3.243%	10/10/14	B+	3,457,215

26,834	Total Chemicals				22,912,775

	Commercial Services & Supplies – 2.1% (1.5% of Total Investments)

4,367	Rental Services Corporation, Term Loan	3.817%	11/27/13	B-	3,962,804
361	ServiceMaster Company, Delayed Term Loan	2.750%	7/24/14	B+	322,095
3,628	ServiceMaster Company, Term Loan	2.769%	7/24/14	B+	3,234,366
2,326	West Corporation, Term Loan B4	4.119%	6/30/16	BB-	2,191,296
1,002	Workflow Holdings Corporation, Term Loan	9.500%	11/30/11	Caa1	746,142

11,684	Total Commercial Services & Supplies				10,456,703

	Communications Equipment – 2.9% (2.1% of Total Investments)

1,926	Aspect Software, Inc., Term Loan B	3.313%	7/11/11	B1	1,767,295
14,712	Avaya Inc., Term Loan	3.137%	10/26/14	Ba3	12,652,509

16,638	Total Communications Equipment				14,419,804

	Construction Materials – 0.7% (0.5% of Total Investments)

4,000	McJunkin Red Man Holding Corporation, Term Loan	3.494%	1/31/14	B-	3,380,000

	Consumer Finance – 0.1% (0.1% of Total Investments)

1,061	Peach Holdings, Inc., Term Loan	4.630%	11/30/13	CCC-	578,014

	Containers & Packaging – 0.8% (0.6% of Total Investments)

488	Amscan Holdings, Inc., Term Loan	2.646%	5/27/13	B1	442,812
329	Graham Packaging Company LP, Term Loan B	2.554%	10/07/11	B+	322,125
3,295	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	3,303,575

4,112	Total Containers & Packaging				4,068,512

	Diversified Consumer Services – 1.0% (0.7% of Total Investments)

3,838	Cengage Learning Acquisitions, Inc., Term Loan	2.740%	7/05/14	B+	3,339,213
1,601	West Corporation, Term Loan B2	2.619%	10/24/13	BB-	1,473,768

5,439	Total Diversified Consumer Services				4,812,981

	Diversified Financial Services – 0.3% (0.2% of Total Investments)

1,787	Fox Acquisition Sub LLC, Term Loan B	8.241%	7/14/15	B	1,632,689

	Diversified Telecommunication Services – 4.4% (3.3% of Total Investments)

3,179	Intelsat, Tranche B, Term Loan A	2.746%	1/03/14	BB-	3,011,066
3,179	Intelsat, Tranche B, Term Loan B	2.746%	1/03/14	BB-	3,010,146
3,179	Intelsat, Tranche B, Term Loan C	2.746%	1/03/14	BB-	3,010,146
3,832	Intelsat, Tranche B, Term Loan	2.746%	7/01/13	BB-	3,687,819
6,800	Level 3 Financing, Inc., Term Loan	2.530%	3/13/14	B+	5,937,250
3,821	MetroPCS Wireless, Inc., Term Loan	2.661%	11/03/13	Ba2	3,599,040

23,990	Total Diversified Telecommunication Services				22,255,467

	Electric Utilities – 3.7% (2.7% of Total Investments)

2,222	Calpine Corporation, DIP Revolver, (7), (8)	0.100%	3/31/14	B+	(296,297)
10,761	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	9,921,674
7,384	TXU Corporation, Term Loan B2	3.745%	10/10/14	B+	5,739,765
3,920	TXU Corporation, Term Loan B3	3.745%	10/10/14	B+	3,018,400

24,287	Total Electric Utilities				18,383,542

	Electrical Equipment – 0.9% (0.6% of Total Investments)

4,809	Allison Transmission Holdings, Inc., Term Loan	3.010%	8/07/14	B	4,327,410

	Electronic Equipment & Instruments – 0.5% (0.4% of Total Investments)

2,962	Sensata Technologies B.V., Term Loan	2.031%	4/27/13	B	2,550,396

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

953	PGS Finance, Inc., Term Loan	2.030%	6/29/15	Ba2	904,077

	Food & Staples Retailing – 0.6% (0.4% of Total Investments)

2,000	Rite Aid Corporation, Tranche 4, Term Loan	9.500%	6/10/15	B+	2,073,334
997	U.S. Foodservice, Inc., Term Loan	2.743%	7/03/14	B2	854,482

2,997	Total Food & Staples Retailing				2,927,816

	Food Products – 0.7% (0.5% of Total Investments)

376	Dole Food Company, Inc., Deposit-Funded Commitment	7.345%	4/12/13	Ba2	380,030
655	Dole Food Company, Inc., Term Loan B	7.968%	4/12/13	Ba2	662,610
2,352	Dole Food Company, Inc., Term Loan C	8.000%	4/12/13	Ba2	2,379,885

3,383	Total Food Products				3,422,525

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

146	Fenwal, Inc., Delayed Term Loan	2.622%	2/28/14	B	127,579
852	Fenwal, Inc., Term Loan	2.622%	2/28/14	B	746,340

998	Total Health Care Equipment & Supplies				873,919

	Health Care Providers & Services – 11.2% (8.2% of Total Investments)

697	Community Health Systems, Inc., Delayed Term Loan	2.493%	7/25/14	BB	651,180
13,666	Community Health Systems, Inc., Term Loan	2.610%	7/25/14	BB	12,761,538
1,549	HCA, Inc., Term Loan A	1.783%	11/17/12	BB	1,446,953
13,820	HCA, Inc., Term Loan	2.533%	11/18/13	BB	12,897,274
6,157	Health Management Associates, Inc., Term Loan	2.033%	2/28/14	BB-	5,726,467
806	HealthSouth Corporation, Tranche 1, Term Loan	2.550%	3/10/13	BB-	769,841
663	HealthSouth Corporation, Tranche 2, Term Loan	4.050%	3/15/14	BB-	641,905
1,775	IASIS Healthcare LLC, Delayed Term Loan	2.243%	3/14/14	Ba2	1,674,094
479	IASIS Healthcare LLC, Letter of Credit	0.144%	3/14/14	Ba2	452,076
1,084	IASIS Healthcare LLC, PIK Term Loan	5.531%	6/15/14	CCC+	970,081
5,129	IASIS Healthcare LLC, Term Loan	2.243%	3/14/14	Ba2	4,837,495
320	Invacare Corporation, Term Loan B	2.493%	2/12/13	BB	305,200
3,840	LifeCare, Term Loan B	4.540%	8/10/12	B2	3,206,400
1,369	Select Medical Corporation, Term Loan	2.407%	2/24/12	Ba2	1,320,971
8,465	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.493%	9/23/11	Ba3	8,274,183

59,819	Total Health Care Providers & Services				55,935,658

	Hotels, Restaurants & Leisure – 8.8% (6.5% of Total Investments)

5,226	24 Hour Fitness Worldwide, Inc., Term Loan B	2.771%	6/08/12	Ba3	4,895,323
142	Buffets, Inc., 1st Lien Exit Term Loan	18.000%	4/30/12	B1	145,329
64	Buffets, Inc., 2nd Lien Exit Letter of Credit	7.533%	4/28/15	Caa1	56,040
315	Buffets, Inc., 2nd Lien Exit Term Loan	17.781%	5/01/13	N/R	277,087
959	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	914,721
3,704	Cedar Fair LP, Extended US Term Loan	4.243%	8/30/14	BB-	3,593,236
667	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (6)	6.000%	6/06/14	N/R	193,333
3,333	Fontainebleau Las Vegas LLC, Term Loan, (5), (6)	6.000%	6/06/14	N/R	966,667
639	Isle of Capri Casinos, Inc., Delayed Term Loan A	1.993%	11/25/13	B+	601,257
726	Isle of Capri Casinos, Inc., Delayed Term Loan B	1.993%	11/25/13	B+	683,643
1,815	Isle of Capri Casinos, Inc., Delayed Term Loan	2.033%	11/25/13	B+	1,709,107
6,902	Orbitz Worldwide, Inc., Term Loan	3.279%	7/25/14	B+	6,130,063
262	OSI Restaurant Partners LLC, Revolver	2.377%	6/14/13	BB-	218,931
2,232	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,864,712
1,484	Sagittarius Restaurants LLC, Term Loan	9.750%	3/29/13	B2	1,380,336
1,955	Travelport LLC, Delayed Term Loan	2.781%	8/23/13	Ba3	1,782,542
981	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba3	895,566
4,891	Travelport LLC, Term Loan	2.781%	8/23/13	Ba3	4,463,309
3,293	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	2,687,947
13,366	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	10,909,984

52,956	Total Hotels, Restaurants & Leisure				44,369,133

	Household Durables – 0.1% (0.0% of Total Investments)

307	Rent-A-Center Inc., Term Loan B	2.000%	6/30/12	BB+	301,233

	Household Products – 1.4% (1.0% of Total Investments)

342	Spectrum Brands, Inc., Synthetic Letter of Credit, DD1	1.500%	6/30/12	B-	334,910
6,642	Spectrum Brands, Inc., Term Loan, DD1	8.000%	6/30/12	B-	6,512,277

6,984	Total Household Products				6,847,187

	Independent Power Producers & Energy Traders – 1.2% (0.9% of Total Investments)

2,268	NRG Energy, Inc., Credit Linked Deposit	2.033%	2/01/13	Baa3	2,139,388
4,217	NRG Energy, Inc., Term Loan	2.021%	2/01/13	Baa3	3,978,306

6,485	Total Independent Power Producers & Energy Traders				6,117,694

	Insurance – 2.4% (1.8% of Total Investments)

13,322	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	12,067,561

	Internet Software & Services – 0.6% (0.5% of Total Investments)

768	Open Solutions, Inc., Term Loan B	2.405%	1/23/14	BB-	623,507
3,000	Sabre, Inc., Term Loan	2.494%	9/30/14	B1	2,604,375

3,768	Total Internet Software & Services				3,227,882

	IT Services – 4.8% (3.6% of Total Investments)

9,623	First Data Corporation, Term Loan B2	3.036%	9/24/14	B+	8,274,701
5,957	First Data Corporation, Term Loan B3, DD1	3.036%	9/24/14	B+	5,114,419
1,671	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	1,474,227
367	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	6.493%	3/02/14	CCC+	254,833
633	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.493%	3/02/14	CCC+	433,833
3,202	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	2,825,602
6,219	SunGard Data Systems, Inc., Term Loan B	1.994%	2/28/14	BB	5,855,467

27,672	Total IT Services				24,233,082

	Leisure Equipment & Products – 2.3% (1.7% of Total Investments)

13,840	Bombardier Recreational Products, Inc., Term Loan, DD1	3.000%	6/28/13	Caa1	9,722,786
5,000	Wimar OpCo LLC, Term Loan, (5), (6)	6.500%	1/03/12	N/R	1,597,915

18,840	Total Leisure Equipment & Products				11,320,701

	Machinery – 0.6% (0.4% of Total Investments)

2,927	Oshkosh Truck Corporation, Term Loan	6.316%	12/06/13	BB-	2,929,102

	Media – 19.2% (14.1% of Total Investments)

1	American Media Operations, Inc., Term Loan	10.000%	1/30/13	B-	1,166
5,823	Cequel Communications LLC, Term Loan B	2.244%	11/05/13	BB-	5,575,053
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	Ba2	2,596,500
17,040	Charter Communications Operating Holdings LLC, Term Loan, DD1	6.250%	3/06/14	Ba2	15,537,028
2,000	Citadel Broadcasting Corporation, Term Loan, WI/DD, (13)	TBD	TBD	CCC-	1,377,500
1,716	Gray Television, Inc., Term Loan B	6.790%	12/31/14	Caa1	1,479,310
7,611	Idearc, Inc., Term Loan, (5), (6)	4.250%	11/17/14	D	3,480,614
3,250	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	3,266,250
15,433	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	20.500%	4/08/12	N/R	8,881,800
2,663	Nielsen Finance LLC, Term Loan A	2.244%	8/09/13	Ba3	2,485,651
7,542	Nielsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	7,096,190
4,721	Philadelphia Newspapers, Term Loan, (5), (6)	7.750%	6/29/13	N/R	1,085,717
805	Reader’s Digest Association, Inc., DIP Term Loan	13.500%	3/01/14	N/R	838,444
198	Reader’s Digest Association, Inc., Euro Term Loan	7.000%	3/03/14	N/R	97,440
551	Reader’s Digest Association, Inc., Revolving Credit Loan	4.397%	3/02/13	D	271,007
2,221	Reader’s Digest Association, Inc., U.S. Term Loan	4.245%	3/03/14	D	1,091,385
3,621	SFX Entertainment, Inc., Term Loan	3.513%	6/21/13	Ba3	3,349,642
1,949	Spanish Broadcasting System, Inc., Term Loan B	2.040%	6/10/12	CCC+	1,617,255
19,682	Tribune Company, Term Loan B, DD1, (5), (6)	5.250%	6/04/14	Ca	9,324,560
2,048	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	954,026
23,000	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	18,597,132
3,000	UPC Broadband Holding BV, Term Loan N	1.996%	12/31/14	Ba3	2,813,751
6,025	Yell Group PLC, Term Loan	3.283%	10/29/12	B	4,338,000

133,900	Total Media				96,155,421

	Metals & Mining – 2.4% (1.8% of Total Investments)

660	Aleris International, Inc., DIP Term Loan, (5)	13.000%	2/12/10	N/R	691,445
1,863	Amsted Industries, Inc., Delayed Term Loan	2.480%	4/05/13	BB	1,709,397
2,566	Amsted Industries, Inc., Term Loan	2.290%	4/05/13	BB	2,354,760
978	Edgen Murray II LP, Term Loan	3.077%	5/11/14	B	845,538
2,487	Essar Steel Algoma Inc., Term Loan	8.000%	6/20/13	B+	2,348,405
4,505	John Maneely Company, Term Loan	3.511%	12/08/13	B	4,138,678

13,059	Total Metals & Mining				12,088,223

	Multiline Retail – 0.5% (0.4% of Total Investments)

3,197	Neiman Marcus Group, Inc., Term Loan	2.292%	4/06/13	BB-	2,750,107

	Oil, Gas & Consumable Fuels – 3.3% (2.4% of Total Investments)

2,574	ATP Oil and Gas Corporation, Tranche B1, Term Loan, WI/DD	TBD	TBD	N/A	2,513,386
426	ATP Oil and Gas Corporation, Tranche B2, Term Loan, WI/DD	TBD	TBD	N/A	415,901
1,659	Big West Oil LLC, Delayed Term Loan, WI/DD	TBD	TBD	Ca	1,609,476
1,320	Big West Oil LLC, Term Loan, WI/DD	TBD	TBD	Ca	1,280,265
1,950	Brand Energy & Infrastructure Services, Inc.,Term Loan B	2.308%	2/07/14	B1	1,764,750
412	Calumet Lubricants Company LP, Credit Linked Deposit	4.134%	1/03/15	B1	369,191
3,069	Calumet Lubricants Company LP, Term Loan	4.429%	1/03/15	B1	2,748,241
2,955	CCS Income Trust, Term Loan	3.243%	11/14/14	B	2,485,799
3,500	Venoco, Inc., Term Loan	4.250%	5/07/14	BB-	3,154,375

17,865	Total Oil, Gas & Consumable Fuels				16,341,384

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

1,960	Wilton Products, Term Loan	3.500%	11/16/14	B+	1,617,000

	Pharmaceuticals – 1.7% (1.2% of Total Investments)

2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan	6.743%	5/03/13	B-	685,000
922	Graceway Pharmaceuticals LLC, Term Loan	2.993%	5/03/12	BB	649,892
831	Warner Chilcott Corporation, Delayed Term Loan, WI/DD	TBD	TBD	BB+	833,169
2,373	Warner Chilcott Corporation, Tranche A, Term Loan, WI/DD	TBD	TBD	BB+	2,380,482
3,797	Warner Chilcott Corporation, Tranche B, Term Loan, WI/DD	TBD	TBD	BB+	3,808,771

9,923	Total Pharmaceuticals				8,357,314

	Real Estate Investment Trust – 0.5% (0.4% of Total Investments)

1,000	Tishman Speyer Real Estate, L.P., Term Loan, (6)	4.000%	1/09/13	D	602,500
1,838	Tishman Speyer Real Estate, Liquidation Facility	10.250%	12/01/09	N/R	1,842,094

2,838	Total Real Estate Investment Trust				2,444,594

	Real Estate Management & Development – 4.4% (3.3% of Total Investments)

8,031	Capital Automotive LP, Tranche C	2.750%	12/14/12	Ba1	7,187,608
12,625	LNR Property Corporation, Term Loan B	3.750%	7/12/11	B-	10,037,236
5,865	Realogy Corporation, Delayed Term Loan	3.286%	10/10/13	Caa1	4,931,040

26,521	Total Real Estate Management & Development				22,155,884

	Road & Rail – 5.0% (3.7% of Total Investments)

2,486	Avis Budget Car Rental, LLC Term Loan	4.040%	4/19/12	Ba3	2,345,796
512	Hertz Corporation, Letter of Credit	2.042%	12/21/12	Ba1	478,916
2,789	Hertz Corporation, Term Loan	2.004%	12/21/12	Ba1	2,609,092
22,947	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	19,825,797

28,734	Total Road & Rail				25,259,601

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

2,897	Freescale Semiconductor, Inc., Term Loan	1.996%	12/01/13	B2	2,362,152

	Software – 3.6% (2.7% of Total Investments)

6,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.743%	10/26/13	B	4,870,002
7,483	Dealer Computer Services, Inc., Term Loan	2.243%	10/26/12	BB	6,721,118
7,000	IPC Systems, Inc., Term Loan, Second Lien	5.533%	5/31/15	CCC	5,110,000
1,853	IPC Systems, Inc., Term Loan	2.517%	5/31/14	B1	1,584,553

22,336	Total Software				18,285,673

	Specialty Retail – 5.5% (4.0% of Total Investments)

7,090	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.565%	5/28/13	B3	6,508,307
2,985	Claire’s Stores, Inc. Term Loan B, DD1	3.033%	5/29/14	B-	2,354,208
9,414	Michaels Stores, Inc., Term Loan	2.519%	10/31/13	B	8,452,810
4,581	Sally Holdings LLC, Term Loan	2.543%	11/16/13	BB	4,374,123
5,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.494%	7/19/12	BB-	5,827,966

30,055	Total Specialty Retail				27,517,414

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	3.994%	3/05/14	BB-	968,750

	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)

384	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.286%	1/20/14	B+	365,569
1,572	Brenntag Holdings GmbH & Co. KG, Facility B2	2.245%	1/20/14	B+	1,497,230

1,956	Total Trading Companies & Distributors				1,862,799

	Wireless Telecommunication Services – 2.1% (1.5% of Total Investments)

11,000	Asurion Corporation, Term Loan	3.245%	7/03/14	N/R	10,460,692

$695,964	Total Variable Rate Senior Loan Interests (cost $637,260,606)				581,966,055

Shares	Description (1)	Value

	Common Stocks – 2.3% (1.7% of Total Investments)

	Building Products – 2.3% (1.7% of Total Investments)

301,905	Masonite Worldwide Holdings, (9), (12)	$11,623,343

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

13,895	Buffets Restaurant Holdings Inc., (9), (12)	90,318

	Total Common Stocks (cost $16,518,313)	11,713,661

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.9% (7.3% of Total Investments)

	Diversified Telecommunication Services – 1.3% (1.0% of Total Investments)

$2,000	Intelsat Limited	7.625%	4/15/12	CCC+	$1,950,000
5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	3.531%	6/15/13	BBB-	4,675,000

7,000	Total Diversified Telecommunication Services				6,625,000

	Electric Utilities – 0.3% (0.2% of Total Investments)

2,000	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	Caa2	1,430,000

	Energy Equipment & Services – 1.0% (0.7% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	2.281%	10/01/10	BB+	4,997,565

	Food Products – 0.4% (0.3% of Total Investments)

1,780	Dole Food Company	8.875%	3/15/11	B-	1,784,450

	Health Care Providers & Services – 1.0% (0.7% of Total Investments)

3,000	HCA Inc., 144A	8.500%	4/15/19	BB	3,195,000
2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.314%	9/15/15	Caa1	1,795,000

5,000	Total Health Care Providers & Services				4,990,000

	Hotels, Restaurants & Leisure – 1.3% (1.0% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	CCC+	6,754,500

	Internet Software & Services – 0.2% (0.2% of Total Investments)

1,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,181,250

	Oil, Gas & Consumable Fuels – 1.5% (1.1% of Total Investments)

1,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	N/R	65,000
5,000	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.781%	6/15/14	BB-	4,650,000
3,000	Western Refining Inc., 144A	11.250%	6/15/17	BB-	2,790,000

9,000	Total Oil, Gas & Consumable Fuels				7,505,000

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

2,000	Verso Paper Holdings LLC., Series B, Floating Rate Note, 3.750% plus three-month LIBOR	4.031%	8/01/14	B2	1,320,000

	Semiconductors & Equipment – 2.0% (1.5% of Total Investments)

1,400	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	5.781%	6/01/13	N/R	1,384,250
4,320	NXP BV, 144A	10.000%	7/15/13	B-	4,330,800
4,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (11)	3.406%	6/01/13	D	4,220,000

9,720	Total Semiconductors & Equipment				9,935,050

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	3.939%	12/15/14	B+	905,000

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB	1,940,000

$54,150	Total Corporate Bonds (cost $48,988,930)				49,367,815

Shares	Description (1)	Value

	Investment Companies – 1.9% (1.4% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund	$4,424,387
963,820	Eaton Vance Senior Income Trust	5,339,563

	Total Investment Companies (cost $11,947,776)	9,763,950

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 5.9% (4.3% of Total Investments)

$29,487	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $29,486,748, collateralized by $28,060,000 U.S. Treasury Notes, 4.500%, due 9/30/11, value $30,080,320	0.010%	11/02/09	$29,486,723

	Total Short-Term Investments (cost $29,486,723)			29,486,723

	Total Investments (cost $744,202,348) – 136.2%			682,298,204

	Borrowings – (12.1)% (14)			(60,500,000)

	Other Assets Less Liabilities – (3.2)%			(15,994,645)

	Preferred Shares, at Liquidation Value – (20.9)% (14)			(105,000,000)

	Net Assets Applicable to Common Shares – 100%			$500,803,559

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
       Level 1 – Quoted prices in active markets for identical securities.
       Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
       Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$581,966,055	$—	$581,966,055
Common Stocks*	—	11,713,661	—	11,713,661
Corporate Bonds	—	49,367,815	—	49,367,815
Investment Companies	9,763,950	—	—	9,763,950
Short-Term Investments	29,486,723	—	—	29,486,723

Total	$39,250,673	$643,047,531	$—	$682,298,204

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2009, the cost of investments was $746,216,914.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$19,924,975
Depreciation	(83,843,685)

Net unrealized appreciation (depreciation) of investments	$(63,918,710)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at October 31, 2009. At October 31, 2009, the Fund had unfunded Senior Loan commitments of $2,222,222.

(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2009.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)
This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009, interest payment and subsequently received its September 1, 2009, interest payment as directed by the Bankruptcy Court’s Final Order. As of September 2, 2009, the Fund ceased accruing additional income on this issue.

(12)	For fair value measurement disclosure purposes, investment categorized as Level 2.

(13)
Subsequent to the reporting period, this issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(14)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 8.9% and 15.4%, respectively.

N/A	Not available.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2009